Intangible Assets, Net (Details) - Schedule of estimated future amortization expense related to intangible assets	Jun. 30, 2022 USD ($)
Schedule of Estimated Future Amortization Expense Related to Intangible Assets [Abstract]
2023	$ 503,814
2024	576,651
2025	559,448
2026	542,245
2027	525,042
Thereafter	638,219
Total	$ 3,345,419